Royalties (Narrative) (Details)	12 Months Ended
Dec. 31, 2024
Categories Of Royalty [Line Items]
Gross revenue royalty payable	5.00%
Growth and Sustainability Levy	1.00%
Nkran [Member]
Categories Of Royalty [Line Items]
Additional net smelter return royalty payable	1.00%
Esaase [Member]
Categories Of Royalty [Line Items]
Additional net smelter return royalty payable	0.50%